Events after the reporting period	12 Months Ended
Dec. 31, 2021
Disclosure of Subsequent Event [Line Items]
Events after the reporting period

37.         Events after the reporting period

No significant events were identified, in addition to those mentioned in note 10(a), note 16(c), note 17(d) and note 34, that have occurred between the reporting period and the issuance date of the consolidated financial statements that must be disclosed.

In accordance with International Financial Reporting Standards - IFRS, the accompanying financial statements were prepared based on the conditions existing as of December 31, 2021 and considering those events that occurred after that date that provided evidence of conditions that existed at the end of the reporting period up to their issuance date.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Subsequent Event [Line Items]
Events after the reporting period

26.   Subsequent events

Since December 31, 2021, and through the date these financial statements were issued, no material events have occurred that may affect the amounts reported within these financial statements.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Subsequent Event [Line Items]
Events after the reporting period

29.   Subsequent Event

The Company continues to monitor the evolution of the pandemic situation and the guidance of national and international authorities, as events beyond the control of Management may arise that require adjustment of the business plan. A new outbreak or further spread of COVID-19 and the consequent steps taken to limit the spread of the disease could affect the Company's ability to conduct business in the usual way and therefore affect the financial condition and operating result of the Company.

In February 2022, Newmont completed the acquisition of Buenaventura’s 43.65% noncontrolling interest in Yanacocha. Refer to note 1 for further details regarding this Transaction.

In March 2022, Sumitomo exercised its option to require Yanacocha to repurchase its 5% interest, which is expected to close in the second quarter of 2022. Upon close, Yanacocha will repay the US$48 in exchange for the 5% ownership interest held by Sumitomo and the Company will hold 100% ownership interest in Yanacocha. Refer to note 15 for further information..